Long-term investments (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Long-term investments
Long-term investments	¥ 73		¥ 79		$ 10
Impairment loss	¥ 6	$ 1	¥ 132	¥ 8